Acquisition and Divestitures (Tables)	12 Months Ended
Dec. 31, 2014
Acquisitions and Divestitures [Abstract]
Schedule of significant assets acquired and liabilities assumed and provisional estimated purchase accounting/fair value adjustments
The following schedule details significant assets acquired and liabilities assumed from the FDIC for MNB and estimated purchase accounting/fair value adjustments at June 7, 2013:

	Mountain National Bank
		Purchase Accounting/
	Acquired from	Fair Value	As recorded
(Dollars in thousands)	FDIC	Adjustments	by FHN
Assets:
Cash and cash equivalents	$54,872	$-	$54,872
Interest-bearing cash	26,984	-	26,984
Securities available-for-sale	73,948	(440)	73,508
Loans, net of unearned income	249,001	(33,094)	215,907
Core deposit intangible	-	3,200	3,200
Premises and equipment	10,359	3,755	14,114
Real estate acquired by foreclosure	33,294	(10,930)	22,364
Deferred tax asset	(286)	3,097	2,811
Other assets	3,375	(461)	2,914
Total assets acquired	$451,547	$(34,873)	$416,674

Liabilities:
Deposits	$362,098	$2,000	$364,098
Securities sold under agreements to repurchase	1,930	-	1,930
Federal Home Loan Bank advances	50,040	5,586	55,626
Other liabilities	2,547	-	2,547
Total liabilities assumed	416,615	7,586	424,201
Acquired noncontrolling interest	117	57	174
Total liabilities assumed and acquired noncontrolling interest	$416,732	$7,643	$424,375
Excess of assets acquired over liabilities assumed	$34,815
Aggregate purchase accounting/fair value adjustments		$(42,516)
Goodwill			$7,701